Legal Claim - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 21, 2018
Legal Claim [Abstract]
Social security contributions employer's portion	R$ 3,441
Proceed ingrendered services to investment funds	R$ 220
Legal claim collection of open debts		R$ 16,791